Shareholders’ Equity (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
		Oct. 31, 2022	Jan. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Feb. 29, 2024	Jun. 30, 2023	Dec. 31, 2022	Oct. 10, 2022
Stockholders Equity [Line Items]
Share capital (in Dollars)				$ 50,000
Authorized shares				500,000,000	500,000,000
Par value (in Dollars per share)				$ 0.0001	$ 0.0001
Convertible shares					1
Ordinary shares issued				163,106,616	150,204,348
Ordinary shares outstanding				162,902,268	150,000,000
Treasury shares				204,348	204,348
Sponsor [Member]
Stockholders Equity [Line Items]
Repurchased value (in Dollars)			$ 1,250,000
BitFuFu Inc [Member]
Stockholders Equity [Line Items]
Ordinary shares issued						150,000,000
Merger Agreement [Member] | Sponsor [Member]
Stockholders Equity [Line Items]
Repurchased shares			128,206
Second Stock Purchase Agreement [Member] | Sponsor [Member]
Stockholders Equity [Line Items]
Repurchased shares		76,142
Repurchased value (in Dollars)		$ 750,000
Class A ordinary shares [Member]
Stockholders Equity [Line Items]
Authorized shares				300,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				one
Treasury shares									204,348
Class B ordinary shares [Member]
Stockholders Equity [Line Items]
Authorized shares				200,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				five
Common Stock [Member]
Stockholders Equity [Line Items]
Authorized shares				500,000,000
Ordinary shares outstanding	[1]						150,000,000	150,000,000

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.